Fixed Assets-Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group USD ($)	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group Buildings USD ($)	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group Buildings CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Buildings CNY	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group Plant and machinery USD ($)	Dec. 31, 2014 Guaranteed by the company and other subsidiaries of the Group Plant and machinery CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Plant and machinery CNY	Dec. 31, 2014 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2014 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2013 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 70,216,130	435,663,000	429,806,000	366,111,000
Net Book value								21,512,587	133,477,000	123,844,000	82,041,711	509,036,000	323,982,000
Short-term bank borrowings	219,779,000	1,363,639,000	1,105,575,000		58,394,417	362,314,000	394,671,000
Long-term bank borrowings	$ 249,707,000	1,549,331,000	2,446,076,000											$ 87,969,249	545,814,000	973,065,000